UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08340
Investment Company Act File Number
Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
India — 90.5%
Airlines — 0.5%
Jet Airways (India), Ltd.(1)	475,995	$2,268,670

		$2,268,670

Auto Components — 1.0%
Exide Industries, Ltd.	1,801,132	$4,699,635

		$4,699,635

Automobiles — 5.8%
Bajaj Auto, Ltd.	239,040	$7,465,745
Mahindra & Mahindra, Ltd.	719,476	11,741,631
Tata Motors, Ltd.	2,526,050	7,941,502

		$27,148,878

Commercial Banks — 15.4%
Allahabad Bank, Ltd.	1,909,984	$6,117,496
Bank of Baroda	326,451	5,044,531
Canara Bank, Ltd.	617,508	5,513,947
HDFC Bank, Ltd.	2,374,745	22,447,625
ICICI Bank, Ltd.	1,083,794	19,106,745
State Bank of India	365,148	14,132,568

		$72,362,912

Construction & Engineering — 4.4%
IRB Infrastructure Developers, Ltd.	2,169,893	$7,161,300
Larsen & Toubro, Ltd.	484,350	13,342,342

		$20,503,642

Construction Materials — 1.0%
UltraTech Cement, Ltd.	192,692	$4,473,194

		$4,473,194

Diversified Financial Services — 3.6%
Infrastructure Development Finance Co., Ltd.	4,291,582	$9,577,492
Rural Electrification Corp., Ltd.	2,046,404	7,124,686

		$16,702,178

Electric Utilities — 3.0%
Power Grid Corporation of India, Ltd.	3,483,439	$7,009,135
Tata Power Co., Ltd.	3,363,090	6,818,884

		$13,828,019

Electrical Equipment — 2.3%
Bharat Heavy Electricals, Ltd.	181,332	$6,029,442
Crompton Greaves, Ltd.	1,598,635	4,884,249

		$10,913,691

Hotels, Restaurants & Leisure — 1.2%
Mahindra Holidays & Resorts India, Ltd.	800,033	$5,434,523

		$5,434,523

Independent Power Producers & Energy Traders — 1.9%
GVK Power & Infrastructure, Ltd.(1)	8,615,919	$2,774,988
NTPC, Ltd.	1,817,114	6,247,533

		$9,022,521

Security	Shares	Value
IT Services — 13.1%
HCL Technologies, Ltd.	1,515,489	$12,521,281
Infosys, Ltd.	531,963	27,325,318
Tata Consultancy Services, Ltd.	1,036,575	21,747,466

		$61,594,065

Machinery — 2.1%
Ashok Leyland, Ltd.	14,098,778	$7,429,852
BEML, Ltd.	271,301	2,516,112

		$9,945,964

Media — 1.1%
Zee Entertainment Enterprises, Ltd.	2,193,917	$5,223,411

		$5,223,411

Metals & Mining — 4.6%
Hindalco Industries, Ltd.	2,125,980	$5,611,974
Sterlite Industries (India), Ltd.	2,629,459	6,018,263
Tata Steel, Ltd.	1,190,524	10,026,135

		$21,656,372

Oil, Gas & Consumable Fuels — 9.1%
Bharat Petroleum Corp., Ltd.	253,543	$3,349,771
Cairn India, Ltd.(1)	887,940	4,922,238
Coal India, Ltd.	788,710	5,337,424
Oil & Natural Gas Corp., Ltd.	919,150	4,984,597
Reliance Industries, Ltd.	1,484,387	24,269,642

		$42,863,672

Pharmaceuticals — 7.4%
Aurobindo Pharma, Ltd.	1,827,935	$4,594,644
Cipla, Ltd.	1,260,398	7,285,475
Dr. Reddy’s Laboratories, Ltd.	405,299	12,167,980
Glenmark Pharmaceuticals, Ltd.	960,991	6,315,740
Lupin, Ltd.	440,933	4,247,293

		$34,611,132

Real Estate Management & Development — 0.7%
DLF, Ltd.	697,170	$3,117,126

		$3,117,126

Thrifts & Mortgage Finance — 2.7%
Housing Development Finance Corp., Ltd.	985,720	$12,854,590

		$12,854,590

Tobacco — 5.5%
ITC, Ltd.	6,428,799	$25,858,129

		$25,858,129

Wireless Telecommunication Services — 4.1%
Bharti Airtel, Ltd.	2,489,816	$19,151,860

		$19,151,860

Total India (identified cost $420,707,374)		$424,234,184

Sri Lanka — 5.1%

Commercial Banks — 2.1%
Commercial Bank of Ceylon PLC	9,239,174	$9,633,222

$9,633,222

Security	Shares	Value
Industrial Conglomerates — 1.9%
John Keells Holdings PLC	4,778,968	$8,933,461

		$8,933,461

Wireless Telecommunication Services — 1.1%
Dialog Axiata PLC	68,161,980	$5,133,797

		$5,133,797

Total Sri Lanka (identified cost $22,483,982)		$23,700,480

Total Common Stocks (identified cost $443,191,356)		$447,934,664

Short-Term Investments — 0.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	$572	$572,353

Total Short-Term Investments (identified cost $572,353)		$572,353

Total Investments — 95.7% (identified cost $443,763,709)		$448,507,017

Other Assets, Less Liabilities — 4.3%		$20,088,106

Net Assets — 100.0%		$468,595,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$465,189,180

Gross unrealized appreciation	$54,613,267
Gross unrealized depreciation	(71,295,430)

Net unrealized depreciation	$(16,682,163)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$42,506,447		$—	$42,506,447
Consumer Staples	—	25,858,129		—	25,858,129
Energy	3,349,771	39,513,901		—	42,863,672
Financials	9,633,222	105,036,806		—	114,670,028
Health Care	—	34,611,132		—	34,611,132
Industrials	8,933,461	43,631,967		—	52,565,428
Information Technology	—	61,594,065		—	61,594,065
Materials	—	26,129,566		—	26,129,566
Telecommunication Services	5,133,797	19,151,860		—	24,285,657
Utilities	—	22,850,540		—	22,850,540

Total Common Stocks	$27,050,251	$420,884,413	*	$—	$447,934,664

Short-Term Investments	$—	$572,353		$—	$572,353

Total Investments	$27,050,251	$421,456,766		$—	$448,507,017

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	November 23, 2011